REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2019
REDEEMABLE NONCONTROLLING INTERESTS
Schedule of redeemable noncontrolling interests

	2018	2019	2019
	RUB	RUB	$
RNCI related to the DRs acquired by the senior employees	3,554	3,681	46.7
RNCI related to the options to acquire DRs	9,203	10,565	134.0
RNCI recognized in connection with the business combinations	278	—	—
Total redeemable noncontrolling interests	13,035	14,246	180.7

Schedule of changes in the redeemable noncontrolling interests

The changes in the redeemable noncontrolling interests are as follows:

	2018	2019	2019
	RUB	RUB	$
Balance at the beginning of period	9,821	13,035	165.3
Change in redemption value	3,058	1,337	17.0
Additional recognition	4,201	956	12.1
Net loss attributable to redeemable noncontrolling interests	(65)	(99)	(1.3)
Other	(13)	(218)	(2.8)
Purchase of redeemable noncontrolling interests	—	(747)	(9.5)
Acquisition of redeemable noncontrolling interests	209	—	—
Exchange of noncontrolling interests	(4,226)	—	—
Foreign currency translation adjustment	50	(18)	(0.1)
Balance at the end of period	13,035	14,246	180.7